Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions				12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 26,164.1	$ 20,265.8	$ 18,105.4	$ 26,164.1	$ 20,265.8	$ 18,105.4
Less reinsurance recoverables on unpaid losses	4,733.6	3,798.2	3,212.2	4,733.6	3,798.2	3,212.2
Liability for Unpaid Claims and Claims Adjustment Expense, Business Acquisitions	0.0	729.2	0.0
Net balance at beginning of period	21,430.5	16,467.6	14,893.2	21,430.5	16,467.6	14,893.2
Incurred related to:
Current year				38,209.0	33,632.3	24,926.5
Prior years				(86.3)	(4.7)	195.3
Total incurred				38,122.7	33,627.6	25,121.8
Paid related to:
Current year				23,542.9	20,561.1	15,584.4
Prior years				11,210.2	8,832.8	7,963.0
Total paid				34,753.1	29,393.9	23,547.4
Net balance at ending of period	$ 21,430.5	$ 17,196.8	$ 14,893.2	24,800.1	21,430.5	16,467.6
Plus reinsurance recoverables on unpaid losses				5,559.2	4,733.6	3,798.2
Balance at ending of period				$ 30,359.3	$ 26,164.1	$ 20,265.8